Finance income/(costs), net - Summary of Detailed Information About Finance Income Expense Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Income Expense [Abstract]
Interest income from bank deposits	¥ 118	¥ 283
Interest expense from lease liabilities	(748)	(189)
Bank charges	(10)	(5)
Finance income/(costs), net	¥ (640)	¥ 89